UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [ ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sterling Investment Management, Inc.
Address:  3561 East Sunrise Drive
          Suite 117
          Tucson, AZ    85718

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Crandall L. Smith
Title: Managing Director
Phone: 520-293-3311

Signature, Place, and Date of Signing:


Crandall L. Smith              Tucson, AZ            April 17, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error, inadvertently transposed the value and shares columns.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:              57
                                                  -----------------------

Form 13F Information Table Value Total:            $111431.248 (x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE
Column 1		     Column 2       Column 3    Column 4     Column 5        Column 6   Column 7	 Column 8
							            Shrs or Sh/
			    Title of 		       Market Value Put/Prn	 Investment  Other     VOTING AUTHORITY
Name of Issuer		    Class	    CUSIP       (x1000)	    Amt PRN Call Discretion  Managers Sole  Shared  None
--------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC	     COM	    02209S103   3618 	   117213 	 sole			            117213
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR  03524A108   2423	   33325 	 sole	  		            33325
ANNALY CAP MGMT INC	     COM	    35710409    2080 	   131495 	 sole				    131495
AON CORP		     COM	    37389103    1426 	   29070	 sole	  			    29070
APPLE COMPUTER INC	     COM	    37833100	291 	   485 	         sole				    485
ARENA PHARMACEUTICALS INC    COM	    40047102	33 	   10650 	 sole				    10650
BANK OF AMERICA CORPORATION  COM	    60505104	1994 	   208331 	 sole				    208331
BANK OF NEW YORK MELLON CORP COM	    64058100	1192 	   49390 	 sole				    49390
BERKSHIRE HATHAWAY INC DEL   CL A	    84670108	5607 	   46 	         sole				    46
BERKSHIRE HATHAWAY INC DEL   CL B NEW	    84670702	8301 	   102297 	 sole				    102297
BP PLC	                     SPONSORED ADR  55622104	309 	   6872 	 sole				    6872
CACI INTL INC	             CL A	    127190304   609 	   9775 	 sole				    9775
CATERPILLAR INC DEL	     COM	    149123101	1009 	   9475 	 sole				    9475
CHESAPEAKE ENERGY CORP	     COM	    165167107	1152 	   49720 	 sole				    49720
CISCO SYS INC	             COM	    17275R102	1767 	   83540 	 sole				    83540
CITIGROUP INC	             COM NEW	    172967424	1331 	   36411 	 sole				    36411
COMCAST CORP NEW	     CL A	    20030N101	1920 	   63980 	 sole				    63980
CORRECTIONS CORP AMER NEW    COM NEW	    22025Y407	2326 	   85170 	 sole				    85170
CURRENCYSHS JAPANESE YEN TR  JAPANESE YEN   23130A102	739 	   6220 	 sole				    6220
CVS CAREMARK CORPORATION     COM	    126650100	1231 	   27480 	 sole				    27480
DANAHER CORP DEL	     COM	    235851102	305 	   5440 	 sole				    5440
DIAGEO P L C	             SPON ADR NEW   25243Q205	1929 	   19985 	 sole				    19985
ENBRIDGE ENERGY MANAGEMENT L SHS UNITS LLI  29250X103	674 	   21180 	 sole				    21180
ENBRIDGE ENERGY PARTNERS L P COM	    29250R106	823 	   26560         sole				    26560
ENSCO PLC	             SPONSORED ADR  29358Q109	3034 	   57320 	 sole				    57320
EXXON MOBIL CORP	     COM	    30231G102	287 	   3305 	 sole				    3305
GOLDMAN SACHS GROUP INC	     COM	    38141G104	2430 	   19539 	 sole				    19539
GOOGLE INC	             CL A	    38259P508	2268 	   3537 	 sole				    3537
HILL ROM HLDGS INC	     COM	    431475102	2174 	   65084 	 sole				    65084
HILLENBRAND INC	             COM	    431571108	936 	   40799 	 sole				    40799
ICONIX BRAND GROUP INC	     COM	    451055107	1003 	   57700 	 sole				    57700
INTERNATIONAL BUSINESS MACHS COM	    459200101	610 	   2925 	 sole				    2925
ISHARES TR	             DJ US TECH SEC 464287721	359 	   4612          sole				    4612
ISHARES TR	             IBOXX INV CPBD 464287242	1556 	   13455 	 sole				    13455
IVANHOE MINES LTD	     COM	    46579N103	1484 	   94290 	 sole				    94290
KINDER MORGAN ENERGY PARTNER UT LTD PARTNER 494550106	984 	   11895 	 sole				    11895
KINDER MORGAN MANAGEMENT LLC SHS	    49455U100	783 	   10489         sole				    10489
LINN ENERGY LLC	             UNIT LTD LIAB  536020100	997 	   26132 	 sole				    26132
MICROSOFT CORP	             COM	    594918104	4524 	   140294        sole				    140294
OCCIDENTAL PETE CORP DEL     COM	    674599105	3932 	   41294 	 sole				    41294
PEPSICO INC	             COM	    713448108	3103 	   46763 	 sole				    46763
PFIZER INC	             COM	    717081103	3135 	   138482 	 sole				    138482
PHILIP MORRIS INTL INC	     COM	    718172109	4415 	   49827 	 sole				    49827
PLUM CREEK TIMBER CO INC     COM	    729251108	2013 	   48439 	 sole				    48439
PROCTER & GAMBLE CO	     COM	    742718109	329 	   4900 	 sole				    4900
QUALCOMM INC	             COM	    747525103	1985 	   29165 	 sole				    29165
RAYONIER INC	             COM	    754907103	444 	   10077 	 sole				    10077
RYANAIR HLDGS PLC	     SPONSORED ADR  783513104	2341 	   64515 	 sole				    64515
SCHLUMBERGER LTD	     COM	    806857108	1331 	   19031 	 sole				    19031
SEARS HLDGS CORP	     COM	    812350106	2513 	   37928 	 sole				    37928
SPDR GOLD TRUST	             GOLD SHS	    78463V107	8754 	   53999 	 sole				    53999
SPRINT NEXTEL CORP	     COM SER 1	    852061100	2417 	   848130 	 sole				    848130
UNITEDHEALTH GROUP INC	     COM	    91324P102	1912 	   32432 	 sole				    32432
VODAFONE GROUP PLC NEW	     SPONS ADR NEW  92857W209	1397 	   50499 	 sole				    50499
WAL MART STORES INC	     COM	    931142103	3436 	   56151 	 sole				    56151
WELLPOINT INC	             COM	    94973V107	877 	   11885 	 sole				    11885
WESTERN DIGITAL CORP	     COM	    958102105	577 	   13935 	 sole				    13935

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